Financial risk management (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Reasonably possible scenario -7.18% CDI
Financial risk management
Percentage of variation in risk factor (as a percent)	(7.18%)
Reasonably possible scenario -9.23% SOFR
Financial risk management
Percentage of variation in risk factor (as a percent)	(9.23%)
Interest rate decrease -13%
Financial risk management
Percentage of variation in risk factor (as a percent)	(13.00%)
Interest rate decrease -49%
Financial risk management
Percentage of variation in risk factor (as a percent)	(49.00%)
Interest rate increase +13%
Financial risk management
Percentage of variation in risk factor (as a percent)	13.00%
Interest rate increase +49%
Financial risk management
Percentage of variation in risk factor (as a percent)	49.00%
CDI exposure
Financial risk management
Assets (liabilities) net exposure	$ (27,905)
Borrowings, adjustment to interest rate basis	14.90%
CDI exposure | Reasonably possible scenario -7.18% CDI
Financial risk management
Borrowings, adjustment to interest rate basis	13.83%
Effects on profit or loss	$ 299
CDI exposure | Reasonably possible scenario -9.23% SOFR
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0
CDI exposure | Interest rate decrease -13%
Financial risk management
Borrowings, adjustment to interest rate basis	12.96%
Effects on profit or loss	$ 541
CDI exposure | Interest rate decrease -49%
Financial risk management
Borrowings, adjustment to interest rate basis	7.60%
Effects on profit or loss	$ 2,037
CDI exposure | Interest rate increase +13%
Financial risk management
Borrowings, adjustment to interest rate basis	16.84%
Effects on profit or loss	$ (541)
CDI exposure | Interest rate increase +49%
Financial risk management
Borrowings, adjustment to interest rate basis	22.20%
Effects on profit or loss	$ (2,037)
SOFR exposure
Financial risk management
Assets (liabilities) net exposure	$ (49,819)
Borrowings, adjustment to interest rate basis	3.79%
SOFR exposure | Reasonably possible scenario -7.18% CDI
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Reasonably possible scenario -9.23% SOFR
Financial risk management
Borrowings, adjustment to interest rate basis	3.44%
Effects on profit or loss	$ 174
SOFR exposure | Interest rate decrease -13%
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Interest rate decrease -49%
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Interest rate increase +13%
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Interest rate increase +49%
Financial risk management
Borrowings, adjustment to interest rate basis	0.00%
Effects on profit or loss	$ 0